(registered trademark)
FIDELITY
MONEY MARKET
TRUST:
U.S. TREASURY
PORTFOLIO
U.S. GOVERNMENT
PORTFOLIO


ANNUAL REPORT
AUGUST 31, 1995
FMMT-ANN-1095
3883
CONTENTS



SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

FIDELITY MONEY MARKET TRUST:

 U.S. TREASURY PORTFOLIO:

  INVESTMENTS                                     3     A complete list of the fund's
                                                        investments with their market
                                                        values.

  FINANCIAL STATEMENTS                            4     Statements of assets and
                                                        liabilities, operations, and
                                                        changes in net assets, as well
                                                        as financial highlights.

 U.S. GOVERNMENT PORTFOLIO:

  INVESTMENTS                                     8     A complete list of the fund's
                                                        investments with their market
                                                        values.

  FINANCIAL STATEMENTS                            10    Statements of assets and
                                                        liabilities, operations, and
                                                        changes in net assets, as well
                                                        as financial highlights.

NOTES                                             14    Notes to the financial
                                                        statements.

REPORT OF INDEPENDENT ACCOUNTANTS                 17    The auditors' opinion.



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ
IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
FIDELITY MONEY MARKET TRUST: U.S. TREASURY PORTFOLIO

INVESTMENTS AUGUST 31, 1995
Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 17.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES - 17.0%
1/31/96 5.71% $ 3,500,000 $ 3,473,489
2/15/96 6.18  2,000,000  1,985,064
2/15/96 6.21  2,000,000  1,985,066
2/29/96 5.52  1,000,000  994,941
2/29/96 5.60  3,000,000  2,983,341
4/15/96 5.51  1,000,000  1,021,757
4/30/96 5.58  2,000,000  2,023,527
4/30/96 5.63  3,000,000  2,994,328
4/30/96 5.65  4,000,000  3,992,139
TOTAL U.S. TREASURY OBLIGATIONS   21,453,652
REPURCHASE AGREEMENTS - 83.0%
 MATURITY VALUE
 AMOUNT (NOTE 1)
With First Boston Corporation:
 At 5.75%, dated 8/29/95 due 9/5/95:
  U.S. Treasury Obligations
  (principal amount $6,440,000)
  0%, 11/16/95  $ 6,006,708 $ 6,000,000
With Merrill Lynch Government Securities, Inc.:
 At 5.8375% (a), dated 5/19/95 due 9/29/95:
  U.S. Treasury Obligations
  (principal amount $1,865,000)
  8.125% to 11.25%,
 2/15/15 to 8/15/19   2,043,133 (b) 2,000,000
In a joint trading account
 (U.S. Treasury Obligations)
 dated 8/31/95 due 9/1/95:
(Notes 2 and 3)
  At 5.82%   90,014,549  90,000,000
  At 5.83%   6,496,051  6,495,000
TOTAL REPURCHASE AGREEMENTS   104,495,000
TOTAL INVESTMENTS - 100%  $ 125,948,652
Total Cost for Income Tax Purposes  $ 125,948,652

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) For financial statement purposes, the maturity amount is calculated based on the rate at period end.
INCOME TAX INFORMATION
At August 31, 1995 the fund had a capital loss carryforward of approximately $84,000 of which $53,000, $1,000, $20,000 and $10,000 will expire on August 31, 1996, 2001, 2002 and 2003, respectively.
For the period ended August 31, 1995, approximately 28% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
FIDELITY MONEY MARKET TRUST: U.S. TREASURY PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

1.ASSETS                                                                                    2.          3.

4.Investment in securities, at value (including repurchase agreements of $104,495,000) -    5.          $ 125,948,652
See accompanying schedule

6.Interest receivable                                                                       7.           289,793

8. 9.TOTAL ASSETS                                                                           10.          126,238,445

11.LIABILITIES                                                                              12.         13.

14.Share transactions in process                                                            $ 131,892   15.

16.Distributions payable                                                                     247,225    17.

18.Accrued management fee                                                                    47,720     19.

20. 21.TOTAL LIABILITIES                                                                    22.          426,837

23.24.NET ASSETS                                                                            25.         $ 125,811,608

26.Net Assets consist of:                                                                   27.         28.

29.Paid in capital                                                                          30.         $ 125,859,295

31.Accumulated net realized gain (loss) on investments                                      32.          (47,687)

33.34.NET ASSETS, for 125,859,295 shares outstanding                                        35.         $ 125,811,608

36.37.NET ASSET VALUE, offering price and redemption price per share                        38.          $1.00
($125,811,608 (divided by) 125,859,295 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

39.40.INTEREST INCOME                                         41.         $ 8,292,137

42.EXPENSES                                                   43.         44.

45.Management fee                                             $ 619,709   46.

47.Non-interested trustees' compensation                       785        48.

49. 50.TOTAL EXPENSES                                         51.          620,494

52.53.NET INTEREST INCOME                                     54.          7,671,643

55.56.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 57.          (9,814)


58.59.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    60.         $ 7,661,829


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED AUGUST 31,

                                                                                      1995                     1994

61.INCREASE (DECREASE) IN NET ASSETS

62.Operations                                                                         $ 7,671,643              $ 5,206,766
Net interest income

63. Net realized gain (loss)                                                           (9,814)                  (19,591)

64. 65.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 7,661,829                5,187,175

66.Distributions to shareholders from net interest income                              (7,671,643)              (5,206,766)

67.Share transactions at net asset value of $1.00 per share                            797,281,488              901,345,282
Proceeds from sales of shares

68. Reinvestment of distributions from net interest income                             4,777,084                3,627,764

69. Cost of shares redeemed                                                            (854,832,797)            (911,811,257)

70.71.                                                                                 (52,774,225)             (6,838,211)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

72.  73.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (52,784,039)             (6,857,802)

74.NET ASSETS                                                                         75.                      76.

77. Beginning of period                                                                178,595,647              185,453,449

78. End of period                                                                     $ 125,811,608            $ 178,595,647


FINANCIAL HIGHLIGHTS


                                                         YEARS ENDED AUGUST 31,                           TEN MONTHS   YEAR

                                                                                                          ENDED        ENDED

                                                                                                          AUGUST 31,   OCTOBER 31,


                                                         1995                     1994        1993        1992         1991


79.SELECTED PER-SHARE DATA


80.Net asset value, beginning of period                  $ 1.000                  $ 1.000     $ 1.000     $ 1.000      $ 1.000


81.Income from Investment Operations                      .052                     .032        .029        .033         .061

Net interest income


82.Less Distributions                                     (.052)                   (.032)      (.029)      (.033)       (.061)

From net interest income


83.Net asset value, end of period                        $ 1.000                  $ 1.000     $ 1.000     $ 1.000      $ 1.000


84.TOTAL RETURN B                                         5.36%                    3.21%       2.89%       3.37%        6.24%


85.RATIOS AND SUPPLEMENTAL DATA


86.Net assets, end of period (000 omitted)               $ 125,812                $ 178,596   $ 185,453   $ 191,984    $ 215,610


87.Ratio of expenses to average net assets                .42%                     .42%        .42%        .42%A        .42%


88.Ratio of net interest income to average net assets     5.19%                    3.15%       2.86%       4.00%A       6.12%



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. FIDELITY MONEY MARKET TRUST: U.S. GOVERNMENT PORTFOLIO

INVESTMENTS AUGUST 31, 1995
Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 58.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 5.6%
9/1/95 5.89%  $ 7,000,000 $ 6,996,490
9/1/95 6.00   6,000,000  5,992,231
   12,988,721
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 8.1%
9/1/95 5.80  6,000,000  5,995,120
9/1/95 5.92  5,000,000  4,998,982
9/1/95 5.94  6,000,000  5,999,777
9/1/95 6.33  2,000,000  1,998,104
   18,991,983
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 0.8%
1/29/96 5.69  2,000,000  1,954,167
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 1.3%
9/1/95 5.71  3,000,000  3,000,000
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 5.6%
9/1/95 5.82 (a)  3,000,000  3,000,000
9/1/95 6.33 (a)  6,000,000  6,000,000
11/14/95 5.75 (a)  3,000,000  3,002,620
6/10/96 5.65  1,000,000  999,483
   13,002,103
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 30.2%
9/1/95 5.90  10,000,000  10,000,000
9/8/95 5.90  4,000,000  3,995,481
9/14/95 6.28  8,000,000  7,982,436
9/15/95 5.83  6,000,000  5,986,607
9/28/95 6.00  3,000,000  2,986,792
10/6/95 5.84  3,000,000  2,983,230
10/10/95 6.17  3,000,000  2,980,565
10/20/95 6.08  10,000,000  9,919,694
11/2/95 6.12  6,000,000  5,938,723
11/10/95 5.72  3,100,000  3,066,003
11/17/95 5.71  5,000,000  4,939,790
2/21/96 5.76  4,000,000  3,892,548
3/15/96 5.71  6,000,000  5,820,987
   70,492,856
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 6.4%
9/1/95 6.11  5,000,000  5,000,466
9/1/95 6.20  5,000,000  5,006,754
9/5/95 5.82  5,000,000  5,000,000
   15,007,220
TOTAL FEDERAL AGENCIES   135,437,050
U.S. TREASURY OBLIGATIONS - 7.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY NOTES
4/30/96 5.58% $ 4,000,000 $ 4,047,054
4/30/96 5.59  9,000,000  9,104,711
4/30/96 5.61  5,000,000  5,057,977
TOTAL U.S. TREASURY OBLIGATIONS   18,209,742
MEDIUM-TERM NOTES (A) (B) - 0.6%

Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.)
9/15/95 5.81  1,400,383  1,400,383
REPURCHASE AGREEMENTS - 33.6%
 MATURITY VALUE
 AMOUNT (NOTE 1)
With Bear Stearns & Co., Inc.:
 At 5.76%, dated 8/24/95 due 9/1/95:
  U.S. Government Obligations
  (principal amount $3,202,845)
  6%, 7/1/00  $ 3,003,840  3,000,000
With First Boston Corporation:
 At 5.80%, dated 8/29/95 due 9/5/95:
  U.S. Government Obligations
  (principal amount $12,626,562)
  6.50% to 12%,
 10/1/02 to 4/1/21   12,013,533  12,000,000
With Morgan Stanley & Co., Inc.:
 At 5.75%, dated 8/22/95 due 9/8/95:
  U.S. Government Obligations
  (principal amount $13,234,551)
  4.789%, 4/1/22   13,035,299  13,000,000
In a joint trading account
(Notes 2 and 3):
 (U.S. Treasury Obligations)
 dated 8/31/95 due 9/1/95
  At 5.83%   24,574,981  24,571,000
 (U.S. Government Obligations)
 dated 8/31/95 due 9/1/95
  At 5.87%   26,004,240  26,000,000
TOTAL REPURCHASE AGREEMENTS   78,571,000
TOTAL INVESTMENTS - 100%  $ 233,618,175
Total Cost for Income Tax Purposes  $ 233,618,175

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on the holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.       (as guarantor for
  K.A. Leasing, Ltd.) 2/25/94 $ 2,000,000
INCOME TAX INFORMATION
At August 31, 1995, the fund had a capital loss carryforward of approximately $76,600 of which $19,400, $200,$13,000, $28,000 and $16,000 will expire on August 31, 1996, 1997, 2001, 2002 and 2003, respectively. For the period ended August 31, 1995, approximately 23% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
FIDELITY MONEY MARKET TRUST: U.S. GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

89.ASSETS                                                                                   90.         91.

92.Investment in securities, at value (including repurchase agreements of $78,571,000) -    93.         $ 233,618,175
See accompanying schedule

94.Cash                                                                                     95.          80,994


96.Interest receivable                                                                      97.          970,676

98. 99.TOTAL ASSETS                                                                         100.         234,669,845

101.LIABILITIES                                                                             102.        103.

104.Distributions payable                                                                   $ 539,964   105.

106.Accrued management fee                                                                   86,077     107.

108. 109.TOTAL LIABILITIES                                                                  110.         626,041

111.112.NET ASSETS                                                                          113.        $ 234,043,804

114.Net Assets consist of:                                                                  115.        116.

117.Paid in capital                                                                         118.        $ 234,023,899

119.Accumulated net realized gain (loss) on investments                                     120.         19,905

121.122.NET ASSETS, for 234,023,899 shares outstanding                                      123.        $ 234,043,804

124.125.NET ASSET VALUE, offering price and redemption price per share                      126.         $1.00
($234,043,804 (divided by) 234,023,899 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

127.128.INTEREST INCOME                                         129.        $ 11,615,366

130.EXPENSES                                                    131.        132.

133.Management fee                                              $ 838,265   134.

135.Non-interested trustees' compensation                        965        136.

137. 138.TOTAL EXPENSES                                         139.         839,230

140.141.NET INTEREST INCOME                                     142.         10,776,136

143.144.NET REALIZED GAIN (LOSS) ON INVESTMENTS145.             146.         (16,035)


147.148.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    149.        $ 10,760,101


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED AUGUST 31,

                                                                                      1995                     1994

150.INCREASE (DECREASE) IN NET ASSETS

151.Operations                                                                        $ 10,776,136             $ 5,594,259
Net interest income

152. Net realized gain (loss)                                                          (16,035)                 (27,868)

153.                                                                                   10,760,101               5,566,391
154.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

155.Distributions to shareholders from net interest income                             (10,776,136)             (5,594,259)

156.Share transactions at net asset value of $1.00 per share                           924,135,447              754,973,945
Proceeds from sales of shares

157. Reinvestment of distributions from net interest income                            6,460,646                3,543,173

158. Cost of shares redeemed                                                           (868,914,229)            (792,649,688)

159.160.                                                                               61,681,864               (34,132,570)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

161.                                                                                   61,665,829               (34,160,438)
162.TOTAL INCREASE (DECREASE) IN NET ASSETS

163.NET ASSETS                                                                        164.                     165.

166. Beginning of period                                                               172,377,975              206,538,413

167. End of period                                                                    $ 234,043,804            $ 172,377,975


FINANCIAL HIGHLIGHTS


                                                          YEARS ENDED AUGUST 31,                           TEN MONTHS   YEAR

                                                                                                           ENDED        ENDED

                                                                                                           AUGUST 31,   OCTOBER 31,


                                                          1995                     1994        1993        1992         1991


168.SELECTED PER-SHARE DATA


169.Net asset value, beginning of period                  $ 1.000                  $ 1.000     $ 1.000     $ 1.000      $ 1.000


170.Income from Investment Operations                      .053                     .032        .029        .035         .062

Net interest income


171.Less Distributions                                     (.053)                   (.032)      (.029)      (.035)       (.062)

From net interest income


172.Net asset value, end of period                        $ 1.000                  $ 1.000     $ 1.000     $ 1.000      $ 1.000


173.TOTAL RETURN B                                         5.46%                    3.29%       2.95%       3.53%        6.41%


174.RATIOS AND SUPPLEMENTAL DATA


175.Net assets, end of period (000 omitted)               $ 234,044                $ 172,378   $ 206,538   $ 356,698    $ 400,699


176.Ratio of expenses to average net assets                .42%                     .42%        .42%        .42%A        .42%


177.Ratio of net interest income to average net assets     5.39%                    3.23%       2.92%       4.18%A       6.27%



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
U.S. Treasury Portfolio and U.S. Government Portfolio (the funds) are funds of Fidelity Money Market Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. At a special meeting of the shareholders of the funds held on December 8, 1994, shareholders approved an Agreement and Plan of Conversion and Termination (the Plan of Conversion), providing for the conversion of the funds from separate series of a Massachusetts business trust, to separate series of a Delaware business trust, effective December 29,1994. Each fund is authorized to issue an unlimited number of shares. The individual investment objective, policies and limitations of the funds remain the same, except for the proposals approved by shareholders on December 8, 1994. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The U.S. Government fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,400,383 or 0.6% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint
3. JOINT TRADING ACCOUNT - CONTINUED
trading account investments were $90,014,549 at 5.82% and $6,496,051 at 5.83% for U.S. Treasury fund and $24,574,981 at 5.83% and $26,004,240 at
5.87% for U.S. Government fund. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
U.S. TREASURY PORTFOLIO:
DATED AUGUST 31, 1995, DUE SEPTEMBER 1, 1995 AT 5.82
Number of dealers or banks 10
Maximum amount with one dealer or bank 36.1%
Aggregate principal amount of agreements $5,189,000,000
Aggregate maturity amount of agreements $5,189,838,837
Aggregate market value of collateral $5,299,084,828
Coupon rates of collateral 0% to 13.75%
Maturity dates of collateral 9/7/95 to 8/15/25
DATED AUGUST 31, 1995, DUE SEPTEMBER 1, 1995 AT 5.83
Number of dealers or banks 8
Maximum amount with one dealer or bank 45.4%
Aggregate principal amount of agreements $1,763,320,000
Aggregate maturity amount of agreements $1,763,605,696
Aggregate market value of collateral $1,801,096,044
Coupon rates of collateral 0% to 12.375%
Maturity dates of collateral 10/15/95 to 8/15/25
U.S. GOVERNMENT PORTFOLIO:
DATED AUGUST 31, 1995, DUE SEPTEMBER 1, 1995 AT 5.83
Number of dealers or banks 5
Maximum amount with one dealer or bank 27.0%
Aggregate principal amount of agreements $555,000,000
Aggregate maturity amount of agreements $555,089,808
Aggregate market value of collateral $566,284,653
Coupon rates of collateral 0% to 15.75%
Maturity dates of collateral 9/7/95 to 8/15/25
DATED AUGUST 31, 1995, DUE SEPTEMBER 1, 1995 AT 5.87%
Number of dealers or banks 5
Maximum amount with one dealer or bank 37.2%
Aggregate principal amount of agreements $2,150,000,000
Aggregate maturity amount of agreements $2,150,350,639
Aggregate market value of collateral $2,230,001,628
Coupon rates of collateral 5.527% to 9.50%
Maturity dates of collateral 4/1/96 to 4/1/35
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .42% of each fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to each fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation, an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. No payments were made to third parties under the Plans during the period.
In connection with the Plan of Conversion, a new Management Contract, new Sub-Advisory Agreement and new Distribution and Service Plan identical to those previously in effect became effective on December 29, 1994.
5. BENEFICIAL INTEREST.
At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
 FUND NUMBER OF SHAREHOLDERS % OWNERSHIP
U.S. Treasury Portfolio 2 26%
U.S. Government Portfolio 3 55%
6. FUND MERGERS.
At a special meeting of the shareholders of Fidelity Money Market Trust:
U.S. Treasury (FMMT Treasury) and U.S. Government (FMMT Government) Portfolios and Fidelity Institutional Cash Portfolios: Treasury II Class A (FICP Treasury II) and Government Class A (FICP Government) held on September 13, 1995, shareholders approved an Agreement and Plan of Reorganization and Liquidation between FMMT Treasury and FICP Treasury II ; and FMMT Government and FICP Government, providing for the transfer of substantially all of the assets of FMMT Treasury and FMMT Government to FICP Treasury II and FICP Government, respectively, effective October 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of U.S. Treasury Portfolio and U.S. Government Portfolio:
We have audited the accompanying statements of assets and liabilities of Fidelity Money Market Trust: U.S. Treasury Portfolio and U.S. Government Portfolio, including the schedules of portfolio investments, as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the ten month period ended August 31, 1992 and for the year then ended October 31, 1991. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Trust: U.S. Treasury Portfolio and U.S. Government Portfolio as of August 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, for the ten month period ended August 31, 1992 and for the year then ended October 31, 1991, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 25, 1995














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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Burnell Stehman, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
CUSTODIAN
Morgan Guaranty Trust Company of New York
New York, NY
TRANSFER AND
SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES